N-2 - USD ($)						3 Months Ended									12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2023
Cover [Abstract]
Entity Central Index Key															0001716951
Amendment Flag															false
Entity Inv Company Type															N-2
Document Type															N-CSR
Entity Registrant Name															OFS Credit Company, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price)
Sales load(1)	—
Offering expenses borne by the Company(2)	—
Distribution reinvestment plan expenses(3)	$15.00
Total stockholder transaction expenses	—
Estimated Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee(4)	2.48%
Incentive fees payable under our Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income, subject to hurdle)(5)	3.46%
Interest payments on borrowed funds(6)	3.40%
Other expenses(7)	2.35%
Total annual expenses(8)	11.69%
(1)     In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
(2)     The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
(3)     The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
(4)    The base management fee is based on actual base management fees incurred by us during the year ended October 31, 2023, and our actual leverage and net asset value as of October 31, 2023. We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a base management fee at an annual rate of 1.75% of our Total Equity Base, which is calculated as the sum of the net asset value of our common stock and the paid-in capital of our preferred stock. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. See “—Note 3 Related Party Transactions”.
(5)    We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows:
•no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV;
•100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and
•20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor).
The incentive fee referenced in the table above is based on actual incentive fees incurred by us during the year ended October 31, 2023. See “—Note 3 Related Party Transactions”.
(6)    “Interest payments on borrowed funds” represents the aggregate of dividends paid and accrued on our preferred stock during the year ended October 31, 2023. It also includes amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our board of directors deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase.
(7)    “Other expenses” is based on actual amounts incurred during the year ended October 31, 2023. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)    “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then our total annual expenses would have been 23.77%.

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price)
Sales load(1)	—
Offering expenses borne by the Company(2)	—
Distribution reinvestment plan expenses(3)	$15.00
Total stockholder transaction expenses	—
Estimated Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee(4)	2.48%
Incentive fees payable under our Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income, subject to hurdle)(5)	3.46%
Interest payments on borrowed funds(6)	3.40%
Other expenses(7)	2.35%
Total annual expenses(8)	11.69%
(1)     In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
(2)     The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
(3)     The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
(4)    The base management fee is based on actual base management fees incurred by us during the year ended October 31, 2023, and our actual leverage and net asset value as of October 31, 2023. We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a base management fee at an annual rate of 1.75% of our Total Equity Base, which is calculated as the sum of the net asset value of our common stock and the paid-in capital of our preferred stock. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. See “—Note 3 Related Party Transactions”.
(5)    We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows:
•no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV;
•100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and
•20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor).
The incentive fee referenced in the table above is based on actual incentive fees incurred by us during the year ended October 31, 2023. See “—Note 3 Related Party Transactions”.
(6)    “Interest payments on borrowed funds” represents the aggregate of dividends paid and accrued on our preferred stock during the year ended October 31, 2023. It also includes amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our board of directors deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase.
(7)    “Other expenses” is based on actual amounts incurred during the year ended October 31, 2023. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)    “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then our total annual expenses would have been 23.77%.

Management Fees [Percent]	2.48%
Interest Expenses on Borrowings [Percent]	3.40%
Incentive Fees [Percent]	3.46%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.35%
Total Annual Expenses [Percent]	11.69%
Expense Example [Table Text Block]
Example*
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in us. In calculating the following expense amounts, we assumed we would maintain the leverage as set forth above and that our operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Year	5 Year	10 Year
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$81	$235	$379	$701
*The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, and is therefore not included in the example. Also, while the example assumes reinvestment of all dividends at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by ninety-five percent (95%) the market price per share of our common stock at the close of trading on the dividend payment date, which may be at, above or below net asset value. See “—Distribution Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

Expense Example, Year 01	$ 81
Expense Example, Years 1 to 3	235
Expense Example, Years 1 to 5	379
Expense Example, Years 1 to 10	$ 701
Basis of Transaction Fees, Note [Text Block]	The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
Other Transaction Fees, Note [Text Block]	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
Other Expenses, Note [Text Block]	“Other expenses” is based on actual amounts incurred during the year ended October 31, 2023. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year	Total Amount Outstanding(1)	Asset Coverage Per $1,000(2)	Asset Coverage Per Unit(3)	Involuntary Liquidation Preference Per Unit(4)	Average Market Value Per Unit(5)
6.875% Series A Term Preferred Stock(6)
October 31, 2022	$—	$—	—	$—	N/A
October 31, 2021	21,316,500	3,148	78.71	25.00	$25.15
October 31, 2020	21,316,500	2,946	73.64	25.00	23.72
October 31, 2019	21,316,500	3,151	78.78	25.00	25.46

6.60% Series B Term Preferred Stock(7)
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

6.125% Series C Term Preferred Stock
October 31, 2023	23,000,000	2,878	71.95	25.00	23.29
October 31, 2022	23,000,000	2,472	61.80	25.00	24.79
October 31, 2021	23,000,000	3,148	78.71	25.00	25.22

6.00% Series D Term Preferred Stock
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

5.25% Series E Term Preferred Stock
October 31, 2023	35,000,000	2,878	71.95	25.00	22.38
October 31, 2022	35,000,000	2,472	61.80	25.00	23.99
(1) Total amount of each class of senior securities outstanding at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
(3) The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.
(4) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
(5) Average market value per unit for the Series C Term Preferred Stock and Series E Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock and Series D Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
(6) On December 10, 2021, all outstanding shares of the Series A Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share), plus the accrued and unpaid dividends through December 9, 2021. The total amount of the redemption, plus accrued dividends, was $21,353,138.
(7)    On November 19, 2023, all outstanding shares of the Series B Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share), plus accrued and unpaid dividends through November 18, 2023. The total amount of the redemption, plus accrued dividends, was $3,009,900.

Senior Securities, Note [Text Block]	Senior Securities Tables Information about the Company’s senior securities is shown in the following table as of and for the dates noted.
Senior Securities Averaging Method, Note [Text Block]	Average market value per unit for the Series C Term Preferred Stock and Series E Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock and Series D Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
Senior Securities Headings, Note [Text Block]	Total amount of each class of senior securities outstanding at the end of the period presented. The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25. The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.Average market value per unit for the Series C Term Preferred Stock and Series E Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock and Series D Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Company’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation. Under normal market conditions, the Company invests at least 80% of its assets in floating rate credit instruments and other structured credit investments, including: (i) collateralized loan obligation (“CLO”) debt and subordinated (i.e., residual or equity) securities; (ii) traditional corporate credit investments, including leveraged loans and high yield bonds; (iii) opportunistic credit investments, including stressed and distressed credit situations and long/short credit investments; and (iv) other credit-related instruments. The CLOs in which the Company invests are collateralized by portfolios consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Company may also invest in financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle, often provided by the bank that will serve as the placement agent or arranger on a CLO transaction (each, a “Loan Accumulation Facility”).

Risk Factors [Table Text Block]
SUMMARY RISK FACTORS
The risk factors described below are a summary of the principal risk factors associated with an investment in the Company. These are not the only risks we face. You should carefully consider these risk factors, together with the risk factors set forth in our prospectus, as supplemented from time to time, and the other reports and documents filed by us with the SEC. Specifically, see “Risk Factors” in our prospectus filed with the SEC on June 4, 2021.
We are subject to risks related to our business and structure.
•Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.
•We are dependent upon the OFS senior professionals for our future success and upon their access to the investment professionals and partners of OFSAM and its affiliates.
•OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
•Our success will depend on the ability of OFS Advisor to attract and retain qualified personnel in a competitive environment.
•Our incentive fee structure may incentivize OFS Advisor to pursue speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.
•We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.
•We may pay an incentive fee on income we do not receive in cash.
•OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
•The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm's length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.
•We may experience fluctuations in our quarterly operating results.
•Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to maintain our tax treatment as a RIC.
•There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.
•We may choose to pay distributions in our own common stock, in which case, our stockholders may be required to pay U.S. federal income taxes in excess of the cash distributions they receive.
•We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
•Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
•Provisions of the General Corporation Law of the State of Delaware and our Amended and Restated Certificate of Incorporation and Bylaws could deter takeover attempts and have an adverse effect on the price of our securities.
•Events outside of our control, including public health crises, elevated interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
•Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
•Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact the Company’s liquidity, financial condition and earnings.
•Adverse developments in the credit markets may impair our ability to secure debt financing.
•Terrorist attacks, acts of war or natural disasters may impact the businesses in which we invest and harm our business, operating results and financial condition.
•Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business, financial condition and operating results.
•We are subject to risks associated with artificial intelligence and machine learning technology.
•The impact of legal, tax and regulatory changes in the United States is uncertain and may directly affect financial institutions and the global economy.
•Our cash and cash equivalents could be adversely affected if the financial institutions in which we hold our cash and cash equivalents fail.
We are subject to risks related to our investments.
•Investing in senior secured loans indirectly through CLO securities involves particular risks.
•Our investments in CLO securities, and other structured finance securities involve certain risks.
•Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
•Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
•Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
•Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.
•CLO investments involve complex documentation and accounting considerations.
•The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union law to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
•Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
•If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
•Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
•The interest rates of our investments might be subject to change, including as a result of the transition away from LIBOR and the adoption of alternative reference rates, which could affect our results of operations.
•The lack of liquidity in our investments may adversely affect our business.
•We are subject to risks associated with defaults on an underlying asset held by a CLO.
•We are subject to risks associated with Loan Accumulation Facilities.
•We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
•We may be exposed to risks if we invest in the securities of new issuers.
•We and our investments may be subject to currency risk.
•We and our investments are subject to risks associated with non-U.S. investing.
•Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
•A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
•Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.
We are subject to risks relating to our securities.
•Our shares of common stock have traded at a discount from NAV and our 6.125% Series C Term Preferred Stock due 2026 and our 5.25% Series E Term Preferred Stock due 2026 may not trade at a favorable price.
•Our common stock price may be volatile and may decrease substantially.
•SEC regulations may limit the number of shares we may sell pursuant to our shelf registration statement.
•If we issue additional preferred stock, the net asset value and market value of our common stock will likely become more volatile.
•Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
•Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.
•Holders of any preferred stock we might issue have the right to elect members of our Board and class voting rights on certain matters.
•You may not receive distributions or our distributions may decline or may not grow over time.
•We cannot assure you that we will be able to successfully deploy the proceeds of any offering within the timeframe we have contemplated.
The risk factor entitled “Events outside of our control, including public health crises, rising interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.” in the Base Prospectus is replaced in its entirety as follows:
Events outside of our control, including public health crises, elevated interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
Periods of market volatility may continue to occur in response to rising interest and elevated inflation rates, public health crises, or other events outside of our control. These types of events will continue to lead to disruptions in local, regional, national and global markets and economies, may lead to a recession, and have adversely affected, and will continue to adversely affect, our operating results.
Inflation rates in the United States have increased and remain elevated. Food and energy costs have increased, reflecting labor market, supply chain and transportation disruptions. Since the beginning of 2022, the U.S. Federal Reserve has raised interest rates several times to combat inflation, and may continue to do so.
Any of the foregoing factors, or other cascading effects of rising interest and elevated inflation rates, will materially increase our costs, negatively impact our investment income and damage our results of operations and liquidity position, possibly to a significant degree. These impacts, the duration of which remains uncertain, have affected and will continue to adversely affect the Company’s operating results.
The risk factor entitled “Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability” in the Base Prospectus is replaced in its entirety as follows:
Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
The current worldwide financial markets situation, as well as various social and political tensions in the United States and around the world, may contribute to increased market volatility, may have long term effects on the United States and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide. For example, global financial markets are currently experiencing supply chain disruptions, significant labor and resource shortages, rising interest rates and a period of high inflation. In addition, there is currently geopolitical, economic and financial market instability in the United States, the United Kingdom, the European Union and China.
The ongoing war between Russia and Ukraine and the resulting global responses, including economic sanctions by the United States, the European Union and other countries, and the escalated armed conflict in the Middle East have increased and could continue to increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The extent and duration of the ongoing conflicts in Ukraine and the Middle East and the repercussions of such conflicts are impossible to predict, but could result in significant market disruptions and may further negatively affect global supply chains, energy prices, inflation and global growth.
We expect the current high inflationary environment to continue and some economists predict that the U.S. economy may enter an economic recession. The current economic and financial market instability as well as the risk of recession, may lead to financial institutions limiting their lending activity and refinancing transactions. It may become difficult for us to secure appropriate financing to finance the growth of our investments on acceptable economic terms. Market volatility is also likely to result in borrower defaults and/or restructuring of existing credit arrangements.
We may also be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
Overall uncertainty in the economic environment globally and in the United States may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability. We continuously monitor developments and seek to manage our investments in a manner consistent with achieving our investment objective, but there can be no assurance that we will be successful in doing so.
The following risk factors have been added to the Base Prospectus:
Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact the Company’s liquidity, financial condition and earnings.
U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers passed legislation to raise the federal debt ceiling on multiple occasions, including a suspension of the federal debt ceiling in June 2023, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States.
The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. Absent further quantitative easing by the Federal Reserve, these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time and may lead to additional U.S. federal government shutdowns. Continued adverse political and economic conditions could have a material adverse effect on the Company’ business, financial condition and results of operations.
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in artificial intelligence and machine learning technology, or Machine Learning Technology, pose risks to the Company, OFS Advisor and any third parties that the Company engages with. The Company could be exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties use Machine Learning Technology in their business activities. The Company and OFS Advisor are not in a position to control the use of Machine Learning Technology in third-party products or services. Use of Machine Learning Technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming partly accessible by other third-party Machine Learning Technology applications and users. Machine Learning Technology and its applications continue to develop rapidly, and the Company cannot predict the risks that may arise from such developments.
Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent the Company exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could adversely impact the Company or its business.

Share Price [Table Text Block]

	NAV(1)	Price Range		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distribution per Share
Period		High	Low
Fiscal Year 2023
Fourth Quarter	$7.55	$8.52	$6.15	12.8%	(18.5)%	$0.55(3)
Third Quarter	$8.02	$10.15	$8.00	26.6%	(0.2)%	$0.55(4)
Second Quarter	$8.48	$10.50	$8.85	23.8%	4.4%	$0.55(5)
First Quarter	$10.13	$10.46	$7.88	3.3%	(22.2)%	$0.55(6)
Fiscal Year 2022
Fourth Quarter	$9.98	$10.99	$7.82	10.1%	(21.6)%	$0.55(7)
Third Quarter	$10.61	$12.79	$8.85	20.5%	(16.6)%	$0.55(8)
Second Quarter	$12.44	$13.40	$11.45	7.7%	(8.0)%	$0.55(9)
First Quarter	$13.72	$13.80	$11.85	0.6%	(13.6)%	$0.55(10)
(1)NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)Calculated as the respective high or low intraquarter sales price divided by quarter-end NAV.
(3)This distribution was partially paid in shares of our common stock. Stockholders had until October 17, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.65 million in cash and 943,865 shares of common stock, or approximately 6.3% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $6.98 per share, which equaled the volume weighted average trading price per share of the Company’s common stock on The Nasdaq Capital Market on October 16, 17 and 18, 2023.
(4)This distribution was partially paid in shares of our common stock. Stockholders had until July 18, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.19 million in cash and 571,338 shares of common stock, or approximately 4.7% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $8.33 per share, which equaled the volume weighted average trading price per share of the Company’s common stock on The Nasdaq Capital Market on July 17, 18 and 19, 2023.
(5)This distribution was partially paid in shares of our common stock. Stockholders had until April 12, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.12 million in cash and 488,020 shares of common stock, or approximately 4.8% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $9.18 per share, which equaled the volume weighted average trading price per share of the Company’s common stock on The Nasdaq Capital Market on April 11, 12 and 13, 2023.
(6)This distribution was partially paid in shares of our common stock. Stockholders had until January 18, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.04 million in cash and 449,158 shares of common stock, or approximately 4.8% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $9.25 per share, which equaled the volume weighted average trading price per share of the Company's common stock on The Nasdaq Capital Market on January 17, 18 and 19, 2023.
(7)This distribution was partially paid in shares of our common stock. Stockholders had until October 13, 2022 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $0.99 million in cash and 475,911 shares of common stock, or approximately 5.3% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $8.29 per share, which equaled the volume weighted average trading price per share of the Company's common stock on The Nasdaq Capital Market on October 12, 13 and 14, 2022.
(8)This distribution was partially paid in shares of our common stock. Stockholders had until July 14, 2022 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $0.91 million in cash and 399,596 shares of common stock, or approximately 4.8% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $9.14 per share, which equaled the volume weighted average trading price per share of the Company's common stock on The Nasdaq Capital Market on July 13, 14 and 15, 2022.
(9)This distribution was partially paid in shares of our common stock. Stockholders had until April 14, 2022 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $0.88 million in cash and 286,376 shares of common stock, or approximately 3.6% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $12.29 per share, which equaled the volume weighted average trading price per share of the Company's common stock on The Nasdaq Capital Market on April 13, 14 and 15, 2022.
(10)This distribution was partially paid in shares of our common stock. Stockholders had until January 18, 2022 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $0.85 million in cash and 254,800 shares of common stock, or approximately 3.3% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $13.33 per share, which equaled the volume weighted average trading price per share of the Company's common stock on The Nasdaq Capital Market on January 17, 18 and 19, 2022.

Lowest Price or Bid						$ 6.15	$ 8.00	$ 8.85	$ 7.88	$ 7.82	$ 8.85		$ 11.45	$ 11.85
Highest Price or Bid						$ 8.52	$ 10.15	$ 10.50	$ 10.46	$ 10.99		$ 12.79	$ 13.40	$ 13.80
Highest Price or Bid, Premium (Discount) to NAV [Percent]						12.80%	26.60%	23.80%	3.30%	10.10%	20.50%		7.70%	0.60%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]						(18.50%)	(0.20%)	4.40%	(22.20%)	(21.60%)	(16.60%)		(8.00%)	(13.60%)
NAV Per Share	$ 7.55	$ 9.98				$ 7.55	$ 8.02	$ 8.48	$ 10.13	$ 9.98		$ 10.61	$ 12.44	$ 13.72	$ 7.55
Business And Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to our business and structure.
•Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.
•We are dependent upon the OFS senior professionals for our future success and upon their access to the investment professionals and partners of OFSAM and its affiliates.
•OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
•Our success will depend on the ability of OFS Advisor to attract and retain qualified personnel in a competitive environment.
•Our incentive fee structure may incentivize OFS Advisor to pursue speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.
•We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.
•We may pay an incentive fee on income we do not receive in cash.
•OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
•The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm's length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.
•We may experience fluctuations in our quarterly operating results.
•Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to maintain our tax treatment as a RIC.
•There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.
•We may choose to pay distributions in our own common stock, in which case, our stockholders may be required to pay U.S. federal income taxes in excess of the cash distributions they receive.
•We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
•Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
•Provisions of the General Corporation Law of the State of Delaware and our Amended and Restated Certificate of Incorporation and Bylaws could deter takeover attempts and have an adverse effect on the price of our securities.
•Events outside of our control, including public health crises, elevated interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
•Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
•Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact the Company’s liquidity, financial condition and earnings.
•Adverse developments in the credit markets may impair our ability to secure debt financing.
•Terrorist attacks, acts of war or natural disasters may impact the businesses in which we invest and harm our business, operating results and financial condition.
•Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business, financial condition and operating results.
•We are subject to risks associated with artificial intelligence and machine learning technology.
•The impact of legal, tax and regulatory changes in the United States is uncertain and may directly affect financial institutions and the global economy.
	•Our cash and cash equivalents could be adversely affected if the financial institutions in which we hold our cash and cash equivalents fail.
Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to our investments.
•Investing in senior secured loans indirectly through CLO securities involves particular risks.
•Our investments in CLO securities, and other structured finance securities involve certain risks.
•Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
•Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
•Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
•Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.
•CLO investments involve complex documentation and accounting considerations.
•The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union law to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
•Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
•If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
•Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
•The interest rates of our investments might be subject to change, including as a result of the transition away from LIBOR and the adoption of alternative reference rates, which could affect our results of operations.
•The lack of liquidity in our investments may adversely affect our business.
•We are subject to risks associated with defaults on an underlying asset held by a CLO.
•We are subject to risks associated with Loan Accumulation Facilities.
•We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
•We may be exposed to risks if we invest in the securities of new issuers.
•We and our investments may be subject to currency risk.
•We and our investments are subject to risks associated with non-U.S. investing.
•Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
•A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
	•Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.
Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks relating to our securities.
•Our shares of common stock have traded at a discount from NAV and our 6.125% Series C Term Preferred Stock due 2026 and our 5.25% Series E Term Preferred Stock due 2026 may not trade at a favorable price.
•Our common stock price may be volatile and may decrease substantially.
•SEC regulations may limit the number of shares we may sell pursuant to our shelf registration statement.
•If we issue additional preferred stock, the net asset value and market value of our common stock will likely become more volatile.
•Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
•Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.
•Holders of any preferred stock we might issue have the right to elect members of our Board and class voting rights on certain matters.
•You may not receive distributions or our distributions may decline or may not grow over time.
•We cannot assure you that we will be able to successfully deploy the proceeds of any offering within the timeframe we have contemplated.
The risk factor entitled “Events outside of our control, including public health crises, rising interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.” in the Base Prospectus is replaced in its entirety as follows:

Events Outside Of Our Control Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Events outside of our control, including public health crises, elevated interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
Periods of market volatility may continue to occur in response to rising interest and elevated inflation rates, public health crises, or other events outside of our control. These types of events will continue to lead to disruptions in local, regional, national and global markets and economies, may lead to a recession, and have adversely affected, and will continue to adversely affect, our operating results.
Inflation rates in the United States have increased and remain elevated. Food and energy costs have increased, reflecting labor market, supply chain and transportation disruptions. Since the beginning of 2022, the U.S. Federal Reserve has raised interest rates several times to combat inflation, and may continue to do so.
Any of the foregoing factors, or other cascading effects of rising interest and elevated inflation rates, will materially increase our costs, negatively impact our investment income and damage our results of operations and liquidity position, possibly to a significant degree. These impacts, the duration of which remains uncertain, have affected and will continue to adversely affect the Company’s operating results.
The risk factor entitled “Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability” in the Base Prospectus is replaced in its entirety as follows:

Global Economic, Political and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
The current worldwide financial markets situation, as well as various social and political tensions in the United States and around the world, may contribute to increased market volatility, may have long term effects on the United States and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide. For example, global financial markets are currently experiencing supply chain disruptions, significant labor and resource shortages, rising interest rates and a period of high inflation. In addition, there is currently geopolitical, economic and financial market instability in the United States, the United Kingdom, the European Union and China.
The ongoing war between Russia and Ukraine and the resulting global responses, including economic sanctions by the United States, the European Union and other countries, and the escalated armed conflict in the Middle East have increased and could continue to increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The extent and duration of the ongoing conflicts in Ukraine and the Middle East and the repercussions of such conflicts are impossible to predict, but could result in significant market disruptions and may further negatively affect global supply chains, energy prices, inflation and global growth.
We expect the current high inflationary environment to continue and some economists predict that the U.S. economy may enter an economic recession. The current economic and financial market instability as well as the risk of recession, may lead to financial institutions limiting their lending activity and refinancing transactions. It may become difficult for us to secure appropriate financing to finance the growth of our investments on acceptable economic terms. Market volatility is also likely to result in borrower defaults and/or restructuring of existing credit arrangements.
We may also be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
Overall uncertainty in the economic environment globally and in the United States may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability. We continuously monitor developments and seek to manage our investments in a manner consistent with achieving our investment objective, but there can be no assurance that we will be successful in doing so.
The following risk factors have been added to the Base Prospectus:

Credit Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact the Company’s liquidity, financial condition and earnings.
U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers passed legislation to raise the federal debt ceiling on multiple occasions, including a suspension of the federal debt ceiling in June 2023, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States.
The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. Absent further quantitative easing by the Federal Reserve, these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time and may lead to additional U.S. federal government shutdowns. Continued adverse political and economic conditions could have a material adverse effect on the Company’ business, financial condition and results of operations.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in artificial intelligence and machine learning technology, or Machine Learning Technology, pose risks to the Company, OFS Advisor and any third parties that the Company engages with. The Company could be exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties use Machine Learning Technology in their business activities. The Company and OFS Advisor are not in a position to control the use of Machine Learning Technology in third-party products or services. Use of Machine Learning Technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming partly accessible by other third-party Machine Learning Technology applications and users. Machine Learning Technology and its applications continue to develop rapidly, and the Company cannot predict the risks that may arise from such developments.
Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent the Company exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could adversely impact the Company or its business.

Series A Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit			$ 78.71	$ 73.64	$ 78.78
Preferred Stock Liquidating Preference			25.00	25.00	25.00
Senior Securities Average Market Value per Unit			25.15	$ 23.72	$ 25.46
Series B Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	$ 71.95	61.80	78.71			71.95				61.80					71.95
Preferred Stock Liquidating Preference	25.00	25.00	25.00			25.00				25.00					25.00
Series C Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	71.95	61.80	78.71			71.95				61.80					71.95
Preferred Stock Liquidating Preference	25.00	25.00	25.00			25.00				25.00					25.00
Senior Securities Average Market Value per Unit	23.29	24.79	25.22
Series D Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	71.95	61.80	78.71			71.95				61.80					71.95
Preferred Stock Liquidating Preference	25.00	25.00	25.00			$ 25.00				25.00					$ 25.00
Series E Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit		61.80	71.95							61.80
Preferred Stock Liquidating Preference		25.00	$ 25.00							$ 25.00
Senior Securities Average Market Value per Unit	$ 22.38	$ 23.99
Redeemable Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 6. Mandatorily Redeemable Preferred Stock
The Company has authorized 10,000,000 shares of preferred stock, at a par value of $0.001 per share, and at October 31, 2023 had 2,560,000 shares of preferred stock outstanding. During the year ended October 31, 2023, the average dollar borrowings and average effective interest rate for the Company’s preferred stock was $64,000,000 and 6.38%, respectively. The Company may recognize a loss related to the acceleration of unamortized deferred issuance costs upon early redemption of any outstanding shares of preferred stock.
6.60% Series B Term Preferred Stock
On November 19, 2020, through a private placement, the Company issued 120,000 shares of its Series B Term Preferred Stock at a price per share of $24.40625, resulting in gross proceeds of $2,928,750.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series B Purchase Agreement”) dated November 19, 2020 by and between the Company and the purchaser named therein (the “Series B Purchaser”). The Series B Purchase Agreement provided for the Series B Term Preferred Stock to be issued to the Series B Purchaser in a private placement in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series B Purchaser. The Series B Term Preferred Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration.
During the year ended October 31, 2023, the Company paid distributions of approximately $1.65 per share of Series B Term Preferred Stock.
The shares of Series B Term Preferred Stock had a liquidation preference of $25 per share and were subject to mandatory redemption on November 19, 2023.
On October 5, 2023, the Company delivered a notice to the Series B Purchaser regarding the redemption of all of the issued and outstanding Series B Term Preferred Stock on November 19, 2023 (the “Redemption Date”). The Company redeemed all outstanding shares of the Series B Term Preferred Stock on the Redemption Date for a redemption price of $25 per share, plus the accumulated but unpaid dividends per share from November 1, 2023 to, but excluding, the Redemption Date. The total redemption price for all shares of the Series B Term Preferred Stock, including the accumulated unpaid dividends, was $3,009,900.
6.125% Series C Term Preferred Stock
In April 2021, the Company issued 920,000 shares of its 6.125% Series C Term Preferred Stock due 2026 (the “Series C Term Preferred Stock”). The shares of Series C Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on April 30, 2026. At any time on or after April 30, 2023, the Company may, at its sole option, redeem the outstanding shares of Series C Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the year ended October 31, 2023, the Company paid distributions of approximately $1.53 per share of Series C Term Preferred Stock.
6.00% Series D Term Preferred Stock
On June 10, 2021, through a private placement, the Company issued 120,000 shares of its 6.00% Series D Term Preferred Stock due 2026 (the “Series D Term Preferred Stock”) at a price per share of $24.50, resulting in gross proceeds of $2,940,000. The shares of Series D Term Preferred Stock have a liquidation preference of $25 per share and are subject to mandatory redemption on June 10, 2026. At any time on or after June 30, 2022, the Company may, at its sole option, redeem the outstanding shares of Series D Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series D Purchase Agreement”) dated June 10, 2021 by and between the Company and the purchaser named therein (the “Series D Purchaser”). The Series D Purchase Agreement provided for the Series D Term Preferred Stock to be issued to the Series D Purchaser in a private placement in reliance on an exemption from registration under the Securities Act, provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series D Purchaser. The Series D Term Preferred Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration.
During the year ended October 31, 2023, the Company paid distributions of approximately $1.50 per share of Series D Term Preferred Stock.
5.25% Series E Term Preferred Stock
In December 2021, the Company issued 1,400,000 shares of its 5.25% Series E Term Preferred Stock (the “Series E Term Preferred Stock”). The shares of Series E Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on December 31, 2026. At any time on or after December 31, 2023, the Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the year ended October 31, 2023. the Company paid distributions of approximately $1.31 per share of Series E Term Preferred Stock.
For the year ended October 31, 2023, the components of interest expense, cash paid for interest, effective interest rate and average outstanding balance for the Company’s preferred stock was as follows:

	Series B Term Preferred Stock	Series C Term Preferred Stock	Series D Term Preferred Stock	Series E Term Preferred Stock	Total
Stated interest expense	$198,000	$1,408,748	$180,000	$1,837,500	$3,624,248
Amortization of deferred issuance costs	34,317	164,811	16,524	245,065	460,717
Total interest and deferred issuance costs	$232,317	$1,573,559	$196,524	$2,082,565	$4,084,965
Cash paid for interest expense	$198,000	$1,408,748	$180,000	$1,837,500	$3,624,248
Effective interest rate	7.74%	6.84%	6.55%	5.95%	6.38%
Average outstanding balance	$3,000,000	$23,000,000	$3,000,000	$35,000,000	$64,000,000
Shares outstanding	120,000	920,000	120,000	1,400,000	2,560,000
Optional redemption date	March 31, 2021	April 30, 2023	June 30, 2022	December 31, 2023
Mandatory redemption date	November 19, 2023	April 30, 2026	June 10, 2026	December 31, 2026
The following table shows the scheduled maturities of the principal balances of the Company’s outstanding borrowings as of October 31, 2023:

	Payments due by period
Description	Total	Less than 1 year	1 to 3 years	3 to 5 years	After 5 years
Series B Term Preferred Stock(1)	$3,000,000	$3,000,000	$—	$—	$—
Series C Term Preferred Stock	23,000,000	—	23,000,000	—	—
Series D Term Preferred Stock	3,000,000	—	3,000,000	—	—
Series E Term Preferred Stock	35,000,000	—	—	35,000,000	—
Total	$64,000,000	$3,000,000	$26,000,000	$35,000,000	$—
(1) On October 5, 2023, the Company delivered a notice to the Series B Purchaser regarding the redemption of all of the issued and outstanding Series B Term Preferred Stock on November 19, 2023. On November 19, 2023, all outstanding shares of the Series B Term Preferred Stock were redeemed at 100% of their principal amount, plus the accrued and unpaid dividends, for a total redemption price of $3,009,900.
Preferred Stock Repurchase Program
On December 7, 2021, the Board authorized a program under which the Company may repurchase up to $10.0 million of its outstanding shares of the Company's Series C Term Preferred Stock and Series E Term Preferred Stock. On December 5, 2023, the Board extended the repurchase program for an additional two-year period. Under this program, the Company may, but is not obligated to, repurchase its outstanding Series C Term Preferred Stock and Series E Term Preferred Stock in the open market from time to time through December 7, 2025. The timing and the amount of Series C Term Preferred Stock and Series E Term Preferred Stock to be repurchased will depend on a number of factors, including then-existing market conditions, liquidity, prospects for future access to capital, contractual restrictions, alternative investment opportunities and other factors. In addition, any repurchases will also be conducted in accordance with the 1940 Act. There are no assurances that the Company will engage in any repurchases. During the year ended October 31, 2023, no shares of preferred stock were repurchased.

Series B Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 3,000,000	$ 3,000,000	$ 3,000,000			$ 3,000,000				$ 3,000,000					$ 3,000,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	6.60% Series B Term Preferred Stock
Security Dividends [Text Block]	The Company redeemed all outstanding shares of the Series B Term Preferred Stock on the Redemption Date for a redemption price of $25 per share, plus the accumulated but unpaid dividends per share from November 1, 2023 to, but excluding, the Redemption Date. The total redemption price for all shares of the Series B Term Preferred Stock, including the accumulated unpaid dividends, was $3,009,900.
Series C Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 23,000,000	23,000,000	23,000,000			23,000,000				23,000,000					23,000,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	6.125% Series C Term Preferred Stock
Security Dividends [Text Block]	At any time on or after April 30, 2023, the Company may, at its sole option, redeem the outstanding shares of Series C Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series D Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 3,000,000	3,000,000	3,000,000			$ 3,000,000				3,000,000					$ 3,000,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	6.00% Series D Term Preferred Stock
Security Dividends [Text Block]	At any time on or after June 30, 2022, the Company may, at its sole option, redeem the outstanding shares of Series D Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series E Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 35,000,000	35,000,000							$ 35,000,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	5.25% Series E Term Preferred Stock
Security Dividends [Text Block]	At any time on or after December 31, 2023, the Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series A Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 21,316,500	$ 21,316,500	$ 21,316,500